INSTRUMENTS AND CREDIT RISK CONCENTRATIONS (Details Narrative)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
Revenue [Member] | Two Tenants [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	27.54%	29.43%
Receivables [Member] | Three Tenants [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	51.45%
Receivables [Member] | Four Tenants [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage		60.61%